ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2013
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In US dollars, except share data)

	December 31,
	2012	2013
Assets
Current assets:
Cash and cash equivalents	$3,603,676	$2,708,804
Other current assets	88,413	69,153
Amounts due from subsidiaries	8,909,203	8,909,203

Total current assets	12,601,292	11,687,160
Investments in subsidiaries	145,539,851	111,453,643

Total assets	$158,141,143	$123,140,803

Liabilities and equity
Current liabilities:
Other current liabilities	$226,756	$254,980

Total current liabilities	226,756	254,980
Long-term debt	—	8,502,198

Total liabilities	226,756	8,757,178

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,617,509 and 94,937,174 shares issued and 89,989,676 and 82,449,791 shares outstanding as of December 31, 2012 and 2013, respectively)	946,175	949,372
Additional paid-in capital	158,519,071	158,962,286
Accumulated deficits	(20,807,616)	(60,703,494)
Accumulated other comprehensive income	30,720,703	35,284,912
Treasury stock, at cost (4,627,833 and 12,487,383 shares as of December 31, 2012 and 2013, respectively)	(11,463,946)	(20,109,451)

Total equity	157,914,387	114,383,625

Total liabilities and equity	$158,141,143	$123,140,803

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In US dollars)

	For the years ended December 31,
	2011	2012	2013
Operating expenses:
Other selling and marketing expenses	$25,151	$—	$640
General and administrative expenses	1,062,981	1,479,363	1,131,520

Total operating expenses	1,088,132	1,479,363	1,132,160

Loss from operations	(1,088,132)	(1,479,363)	(1,132,160)
Equity in earnings (losses) of subsidiaries	6,818,439	(16,446,388)	(38,650,417)
Other income (expenses)	136,105	(323)	(113,301)

Income (loss) before income taxes	5,866,412	(17,926,074)	(39,895,878)
Income taxes	—	—	—

Equity in losses of affiliates	(743,153)	—	—

Net income (loss) of Acorn International, Inc. shareholders	$5,123,259	$(17,926,074)	$(39,895,878)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In US dollars, except share data)

	For the years ended December 31,
	2011	2012	2013
Net income (loss)	$5,123,259	$(17,926,074)	$(39,895,878)
Other comprehensive income, net of tax
Unrealized gains on available-for-sale securities	21,965	—	—
Gains on disposition of available-for-sale securities	(499,019)	—	—
Foreign currency translation adjustments	8,317,804	399,847	4,564,209

Comprehensive income (loss) of Acorn International, Inc.	12,964,009	(17,526,227)	(35,331,669)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In US dollars, except share data)

	Ordinary shares		Additional Paid-in capital	Accumulated deficits	Accumulated other comprehensive income	Treasury stock, at cost		Total equity
	Shares	Amount				Shares	Amount
Balance at January 1, 2011	93,904,748	$939,047	$157,092,684	$(8,004,801)	$22,480,106	(4,627,833)	$(11,463,946)	$161,043,090
Net income	—	—	—	5,123,259	—	—	—	5,123,259
Unrealized losses on available-for-sales securities	—	—	—	—	21,965	—	—	21,965
Gains on disposition of available-for-sale securities	—	—	—	—	(499,019)	—	—	(499,019)
Foreign currency translation adjustments	—	—	—	—	8,317,804	—	—	8,317,804
Exercise of stock options	556,581	5,566	873,831	—	—	—	—	879,397
Exercise of restricted share units	105,288	1,053	(1,053)	—	—	—	—	—
Share-based compensation	—	—	129,673	—	—	—	—	129,673

Balance at December 31, 2011	94,566,617	$945,666	$158,095,135	$(2,881,542)	$30,320,856	(4,627,833)	$(11,463,946)	$175,016,169
Net loss	—	—	—	(17,926,074)	—	—	—	(17,926,074)
Foreign currency translation adjustments	—	—	—	—	399,847	—	—	399,847
Exercise of restricted share units	50,892	509	(509)	—	—	—	—	—
Share-based compensation	—	—	424,445	—	—	—	—	424,445

Balance at December 31, 2012	94,617,509	$946,175	$158,519,071	$(20,807,616)	$30,720,703	(4,627,833)	$(11,463,946)	$157,914,387
Net loss	—	—	—	(39,895,878)	—	—	—	(39,895,878)
Foreign currency translation adjustments	—	—	—	—	4,564,209	—	—	4,564,209
Repurchase of ordinary shares						(7,859,550)	(8,645,505)	(8,645,505)
Exercise of restricted share units	319,665	3,197	(3,197)	—	—	—	—	—
Share-based compensation	—	—	446,412	—	—	—	—	446,412

Balance at December 31, 2013	94,937,174	$949,372	$158,962,286	$(60,703,494)	$35,284,912	(12,487,383)	$(20,109,451)	$114,383,625

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2011	2012	2013
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$5,123,259	$(17,926,074)	$(39,895,878)
Share-based compensation	129,673	424,445	446,412
Equity in (earnings) losses of subsidiaries	(6,818,439)	16,446,388	38,650,417
Equity in losses of an affiliate	743,153	—	—
Losses on change in fair value of derivative asset	255,453	—	—
Gain on sale of long-term investment	(449,453)	—	—
Accrued interests on available-for-sale securities	(212,000)	—	—
Accrued interests on long-term debt	—	—	152,931
Changes in operating assets and liabilities:
Other current assets	(30,402)	10,432	19,260
Amounts due from subsidiaries	(6,946,426)	559,832	—
Other current liabilities	(449,154)	(27,729)	(72,509)

Net cash used in operating activities	$(8,654,336)	$(512,706)	$(699,367)

Investing activities:
Investments in subsidiaries	1,570,880	—	—
Sale of long-term investment	7,120,000	—	—

Net cash provided by investing activities	$8,690,880	$—	$—

Financing activities:
Increase in long-term debt	—	—	8,450,000
Repurchase of ordinary shares	—	—	(8,645,505)
Dividends paid	(14,710)	(467)	—
Proceeds from exercise of stock options	879,397	—	—

Net cash provided by (used in) financing activities	$864,687	$(467)	$(195,505)

Net increase (decrease) in cash and cash equivalents	$901,231	$(513,173)	$(894,872)
Cash and cash equivalents at the beginning of the year	3,215,618	4,116,849	3,603,676

Cash and cash equivalents at the end of the year	$4,116,849	$3,603,676	$2,708,804

FINANCIAL INFORMATION OF PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.